SHARE REPURCHASE PROGRAM (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2018 USD ($)
Repurchase of shares cost | ¥	¥ 75,612		¥ 48,117		¥ 3,837
American depositary shares
Authorized amount | $						$ 20,000	$ 20,000
Shares repurchased during the year (in ADS shares) | shares	2,165,090	2,165,090	2,609,949	2,609,949
Repurchase of shares cost	¥ 75,612	$ 10,359	¥ 48,117	$ 6,777
Average price per share (in dollars per share) | $ / shares		$ 4.85		$ 2.61